Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable and the Allowance for Credit Losses

Accounts receivable and the allowance for credit losses consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	14,342	53,843	7,376
Allowance for credit losses	—	—	—
	14,342	53,843	7,376

An analysis of the allowance for credit losses was as follows:

As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additional provision charged to expense	—	—	—
Balance at the end of the year	—	—	—